RELATED PARTIES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related parties
Accounts receivable, related parties	965	336
Accounts payable, related parties	3,315	2,338
Advances for property, plant and equipment, related parties	367	1,024
Advances for intangible assets, related parties	232	279
Revenues from related parties	1,113	492	396
Operating expenses incurred on transactions with related parties	5,456	4,614	4,769
Sitronics N, a subsidiary of Sistema
Related parties
Accounts receivable, related parties	337	74
Revenues from related parties	288	26	46
MTS Belarus, an associated company of the Group
Related parties
Accounts receivable, related parties	304	25
Accounts payable, related parties	208	34
Revenues from related parties	149	209	192
Operating expenses incurred on transactions with related parties	278	424	309
MTS Bank, an associated company of the Group
Related parties
Accounts receivable, related parties	128	137
Accounts payable, related parties	697	364
Revenues from related parties	378	88	19
Operating expenses incurred on transactions with related parties	413	55	83
Stream
Related parties
Accounts receivable, related parties	59
Operating expenses incurred on transactions with related parties	711
NVision Group, subsidiaries of Sistema
Related parties
Accounts receivable, related parties	33	66
Accounts payable, related parties	1,605	1,230
Advances for property, plant and equipment, related parties	352	1,024
Advances for intangible assets, related parties	144	191
Revenues from related parties	75	77	85
Operating expenses incurred on transactions with related parties	1,083	1,115	1,415
Other related parties
Related parties
Accounts receivable, related parties	104	34
Accounts payable, related parties	297	228
Advances for property, plant and equipment, related parties	15
Revenues from related parties	115	64	27
Operating expenses incurred on transactions with related parties	513	423	259
Maxima, a subsidiary of Sistema
Related parties
Accounts payable, related parties	307	304
Operating expenses incurred on transactions with related parties	1,757	1,902	2,407
Smart Cards Group, subsidiaries of Sistema
Related parties
Accounts payable, related parties	201	178
Geoinformatika, a subsidiary of Sistema
Related parties
Advances for intangible assets, related parties	88	88
Jet Air Group, subsidiaries of Sistema (rent)
Related parties
Revenues from related parties	60
Medsi Group, subsidiaries of Sistema (mobile and call center services)
Related parties
Revenues from related parties	48	28	27
AB Safety, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	354	344	296
Elavius, a subsidiary of Sistema
Related parties
Operating expenses incurred on transactions with related parties	347	351